CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 22,461	$ 2,814
Adjustments to reconcile net income to net cash from operating activities:
PROVISION FOR LOAN AND LEASE LOSSES	9,306	5,348
Impairment loss on assets held for sale	951	408
Depreciation and amortization of premises and equipment	3,919	3,814
Net amortization of securities	3,544	5,673
Net gains on sales of securities available-for-sale	(8)	(3,231)
Net gains on sales of assets held for sale	(167)	(967)
Net (gains) losses on sales of loans	(24,026)	39
Originations of mortgage loans held for sale		(4,045)
Proceeds from mortgage loans sold	151	4,512
Originations of government guaranteed loans	(202,176)
Proceeds from government guaranteed loans sold	228,852
Accretion of premiums and discounts on acquired loans, net	(24,746)	(24,479)
Net change in servicing assets	(578)
Net valuation adjustments on other real estate owned	367	904
Net gains on sales of other real estate owned	(1,538)	(1,134)
Other intangible assets amortization expense	2,307	2,242
Amortization of time deposit premium	(759)	(66)
Amortization of Federal Home Loan Bank advances premium	(156)
Accretion of junior subordinated debentures discount	556	660
Share-based compensation expense	951	553
Deferred tax provision	6,196
Increase in cash surrender value of bank owned life insurance	(209)	(184)
Gain on death benefit of bank owned life insurance	(313)
Changes in assets and liabilities:
Accrued interest receivable	(345)	(659)
Other assets	530	(436)
Accrued interest payable	(1,243)	(588)
Accrued expenses and other liabilities	(11,382)	(3,497)
Net cash provided by (used in) operating activities	12,445	(12,319)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of securities available-for-sale	(34,814)	(526,084)
Proceeds from maturities and calls of securities available-for-sale	7,672	84,272
Proceeds from paydowns of securities available-for-sale	53,171	81,522
Proceeds from sales of securities available-for-sale	8	507,362
Purchases of securities held-to-maturity		(59,436)
Proceeds from maturities and calls of securities held-to-maturity	655
Proceeds from paydowns of securities held-to-maturity	15,597	21,881
Purchases of Federal Home Loan Bank stock	(9,855)	(4,642)
Federal Home Loan Bank stock repurchases	14,220	1,000
Proceeds from other loans sold	9,984
Net change in loans and leases	(63,502)	(357,862)
Purchases of premises and equipment	(2,253)	(4,515)
Proceeds from sales of premises and equipment		88
Proceeds from sales of assets held for sale	4,398	2,126
Proceeds from sales of other real estate owned	9,583	13,945
Proceeds from bank owned life insurance death benefit	1,399
Net cash provided by (used in) investing activities	6,263	(240,343)
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase in deposits	31,294	62,285
Proceeds from Federal Home Loan Bank advances	1,993,000	4,967,000
Repayments of Federal Home Loan Bank advances	(2,072,000)	(4,822,000)
Repayments of line of credit	(20,650)
Net increase in securities sold under agreements to repurchase	13,558	1,435
Dividends paid on preferred stock	(11,081)
Cash paid in lieu of fractional shares	(2)
Proceeds from issuance of common stock	76,829	50,018
Proceeds from issuance of preferred stock	1,050
Repurchase of preferred stock	(15,003)
Net cash provided by (used in) financing activities	(3,005)	258,738
NET INCREASE IN CASH AND CASH EQUIVALENTS	15,703	6,076
CASH AND CASH EQUIVALENTS, beginning of period	46,533	44,884
CASH AND CASH EQUIVALENTS, end of period	62,236	50,960
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid during the period for interest	11,689	5,217
Cash payments (refunds) during the period for taxes	2,121	(250)
SUPPLEMENTAL DISCLOSURES OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Change in fair value of available-for-sale securities, net of tax	3,325	9,234
Change in fair value of cash flow hedges, net of tax	(605)	211
Delayed payments of mortgage-backed securities	389	447
Transfers of loans to loans held for sale	10,061	1,477
Transfers of loans to other real estate owned	5,701	3,721
Internally financed sale of other real estate owned		1,447
Transfers of land and premises to assets held for sale	3,372	$ 10,486
Transfers of premises and equipment to other assets	702
Due from counterparty	$ 21,084